INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of reconciliation of the statutory federal income tax

	2020	Rate	2019	Rate
Federal tax benefit as statutory rates - restated	$(26,050)	(21.0)%	$(2,182)	(21.0)%
Stock based compensation	192	0.2	21	0.2
Other permanent differences	32	—	1	—
Change in valuation allowance - restated	25,826	20.8	2,160	20.8
Total tax benefit	$—	—%	$—	—%

Schedule of deferred tax assets

	2020	2019
Deferred tax assets:
Non-qualified stock options	$436	$50
Net operating losses	27,550	2,110
Total deferred tax assets	27,986	2,160
Valuation allowance	(27,986)	(2,160)
Total deferred tax assets, net of valuation allowance	$—	$—